Goodwill and Core Deposits	12 Months Ended
Dec. 31, 2025
Goodwill and Core Deposits
Goodwill and Core Deposits

Note 22: Goodwill and Core Deposits

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Intangible assets in the consolidated balance sheets at December 31, 2025 and 2024 were as follows (in thousands):

	2025			2024
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	$1,041	$—	$1,041	$919	$122

As of December 31, 2025 the core deposit intangible is fully amortized.